Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2018
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Prepayments and Other Current Assets
24	PREPAYMENTS AND OTHER CURRENT ASSETS

	December 31, 2018	December 31, 2017
	RMB	RMB
Other receivables	18,888	16,535
Advances to suppliers	17,801	10,384

	36,689	26,919
Less: Provision for impairment	(3,412)	(2,824)

	33,277	24,095
Value-added tax to be deducted	42,153	39,203
Prepaid expenses	1,064	951
Prepaid income taxes	1,261	—
Other current assets	10,839	7,765

	88,594	72,014